Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Cost and estimated earnings in excess of billings | $	$ 194		$ 343
Deposits | $	85		70
Prepayments | $	457		221
Other receivables | $	104		156
Other tax recoverable | $	2		25
Prepayments and other current assets | $	$ 860		$ 815
ZHEJIANG TIANLAN
Contracts costs incurred plus estimated earnings		¥ 330,322		¥ 389,534
Less: Progress billings		(211,066)		(318,748)
Cost and estimated earnings in excess of billings		119,256		70,786
Prepayments		19,606		24,100
Other receivables		10,775		14,851
Other current assets		0		1,320
Prepayments and other current assets		149,637		111,057
ZHEJIANG JIAHUAN
Prepayments and other receivables		8,026		11,994
Deposits		6,264		3,448
Prepayments and other current assets		¥ 14,290		¥ 15,442